Loans Receivable, Net - Schedule of Movement of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, after Allowance for Credit Loss, Noncurrent [Abstract]
Balance at January 1
Provision of expected credit losses	90,705
Exchange rate differences	144
Balance at December 31	$ 90,849